Accounts Receivable, net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, net
Accounts Receivable, net

5.    Accounts Receivable, net

	As of December 31,
	2022	2023
	US$	US$
Accounts receivable, gross	13,955	12,581
Less: allowance for doubtful accounts / allowance for credit losses	(1,783)	(3,367)
Total accounts receivable, net	12,172	9,214

The Group recorded the allowance for doubtful accounts of US$1,030 and US$288 for the years ended December 31, 2021 and 2022, respectively.

The Group recorded the allowance for credit losses of US$1,530 and write off the allowance for credit losses of US$304 under ASU 2016-13 Financial instruments – credit losses for the year ended December 31, 2023.